Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Revenues	$ 404,418	$ 619
Costs of services	355,355	309
Gross margin	49,063	310
Operating costs and expense:
General and administrative	21,321	2,056
Depreciation, amortization and accretion	6,345
Impairments	32,546
Operating (loss) income	(11,149)	(1,845)
Other income (expense):
Interest expense, net	(3,208)
Offering costs	(446)
Gain on reversal of contingent consideration	0
Other, net	92
Net (loss) income before income tax expense	(14,711)
Income tax expense	468	0
Net (loss) income	(15,179)	(1,845)
Net income attributable to non-controlling interests	4,973
Net (loss) income attributable to partners / controlling interests	(20,152)
Net income attributable to general partner	149
Net Income	(20,301)
Net loss per common limited partner unit – basic and diluted (in Dollars per share)	$ (1.72)
Weighted average common units outstanding - basic and diluted (in Shares)	5,913,000
Weighted average subordinated units outstanding - basic and diluted (in Shares)	5,913,000
Predecessor [Member]
Revenues		12,203
Costs of services		3,662
Gross margin		8,541
Operating costs and expense:
General and administrative		477
Depreciation, amortization and accretion		1,398
Impairments		0
Operating (loss) income		6,666
Other income (expense):
Interest expense, net		(111)
Gain on reversal of contingent consideration		0
Other, net		40
Net (loss) income before income tax expense		6,595
Income tax expense		0
Net (loss) income		6,595
Common Units [Member]
Other income (expense):
Net Income	(10,150)
Subordinated Units [Member]
Other income (expense):
Net Income	$ (10,151)
Net loss per subordinated limited partner unit – basic and diluted (in Dollars per share)	$ (1.72)